Debt (Tables)	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Summary of Notes Issued Under the EMTN Program
A breakdown of the Notes issued under the EMTN Program as of March 31, 2026 is presented in the below table:

				Fair Value
	Principal Amount	Unamortized Debt Issuance Costs	Net Carrying amounts	Amount	Level
	(In million)	(In million)	(In million)	(In million)	(In million)
Notes issued under the EMTN Program	$331.1	$(2.4)	$328.7	$330.3	Level 1